OTHER CURRENT AND NON-CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
Other current and non-current assets are as follows:

Other current and non-current assets are as follows:

				Consolidated
	Current		Non-current
	12/31/2021	12/31/2020	12/31/2021	12/31/2020
Judicial deposits (note 21)			339,805	325,117
Prepaid expenses	225,036	136,527	74,503	115,636
Prepaid expenses with sea freight (1)		74,500
Actuarial asset (note 31)			59,111	13,819
Securities held for trading (note 15 I)	12,028	5,065
Loans with related parties (nota 15 I and 23 b)	4,511		1,143,228	966,050
Other receivables from related parties (note 23 b)	1,828	6,242	927,077	664,020
Other receivables (note 15 I)			2,345	2,445
Eletrobrás compulsory loan (note 15 I) (2)			859,607	852,532
Dividends receivables (note 23 b)	76,878	38,088
Employee debts	43,542	28,054
Receivables by indemnity (3)			534,896	517,183
Other (4)	120,297	79,338	425,183	146,245
	484,120	367,814	4,365,755	3,603,047
1.	Refers to payment of freight expenses and maritime insurance over performance obligations unfulfilled at the balance sheet date.

2.	This is a certain and due amount, arising from the res judicata favorable decision to the Company, which is irreversible and irrevocable, to apply the STJ's consolidated position on the subject, which culminated in the conviction of Eletrobrás to the payment of the correct interest and monetary adjustment of the Compulsory Loan. The res judicata decision, as well as the certainty about the amounts involved in the liquidation of the sentence (judicial procedure to request the satisfaction of the right), allowed the conclusion that the entry of this value is certain. In addition to this amount already recorded, the Company continues to seek alternatives for the recovery of additional credits and the estimate can reach an amount greater than R$350 million.

3.	This is a net, certain and enforceable amount, resulting from the final and unappealable decision of the Court in favor of the Company, due to losses and damages resulting from the sinking of the voltage in the supply of energy in the periods from January / 1991 to June / 2002.

4.	Non-current assets refer mainly to the deposit in an Escrow Account in the amount of US$50 million, equivalent to R$279 million, as part of the negotiations for the acquisition of LafargeHolcim.